Income Taxes - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended					36 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2018	Dec. 31, 2026	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Effective Income Tax Rate Reconciliation [Line Items]
Income tax rate			25.00%	25.00%
Unrecognized Tax Benefits	¥ 13,738		¥ 11,338	¥ 19,353			¥ 11,338	$ 1,964	$ 1,621
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	699	$ 100	783	¥ 219
Undistributed earnings	¥ 42,444	$ 6,069
Effective Income Tax Rate Reconciliation, Disposition of Asset, Percent	10.00%	10.00%
Deferred tax assets, other loss carry forwards	¥ 10,029		9,172				9,172	1,434
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	¥ 1,701							243
VIEs And Subsidiaries Of VIEs [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income tax rate	25.00%	25.00%
PRC Subsidiaries [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Undistributed earnings	¥ 0
CHINA
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carried forward	¥ 1,031,125		¥ 885,130				¥ 885,130	$ 147,449
Operating Loss Carryforwards, Expiration Term					5 years
CHINA | High and New Technology Enterprise [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income tax rate						15.00%	15.00%
Operating Loss Carryforwards, Expiration Term					10 years
UNITED STATES
Effective Income Tax Rate Reconciliation [Line Items]
Income tax rate	21.00%	21.00%
State income tax rate	8.84%	8.84%
HONG KONG
Effective Income Tax Rate Reconciliation [Line Items]
Income tax rate	16.50%	16.50%
MARYLAND
Effective Income Tax Rate Reconciliation [Line Items]
State income tax rate	8.25%	8.25%
NEW JERSEY
Effective Income Tax Rate Reconciliation [Line Items]
State income tax rate	4.25%	4.25%
COLORADO
Effective Income Tax Rate Reconciliation [Line Items]
State income tax rate	8.00%	8.00%